Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
Summary of Significant Accounting Policies
Reconciliation of Changes in Aggregate Product Warranty Accrual

	Six Months	Year Ended
	Ended	December 31,
(in thousands)	June 30, 2018	2017	2016
	(Unaudited)
Product warranty accrual, beginning	$4,186	$2,677	$1,691
Warranty charges incurred, net	(1,335)	(2,278)	(1,789)
Provision for warranty charges	1,773	3,787	2,775
Product warranty accrual, ending	$4,624	$4,186	$2,677

Schedule of allowance for doubtful accounts

(in thousands)	2017	2016
Allowance for doubtful accounts, beginning	$1,608	$1,477
Provision for bad debts	232	340
Write offs and recoveries	(1,402)	(82)
Allowance for doubtful accounts, ending	$438	$1,608

Schedule of Components of Inventory

		December 31,
(in thousands)	June 30, 2018	2017	2016
	(Unaudited)
Raw materials	$13,499	$11,326	$7,705
Work in process and semi-finished goods	12,497	6,039	3,762
Finished goods	9,273	12,205	7,338
	$35,269	$29,570	$18,805

Schedule of assumptions used in option pricing model

	2017				2016
Expected volatility	30.2	‑	40.1%		34.1	‑	40.9%
Expected option term	6.2	‑	6.5	years	5.6	‑	6.6	years
Risk‑free interest rate	1.9	‑	2.2%		1.2	‑	1.6%
Expected dividend yield	None				None

Schedule of valuation dates fair market value

Fair
Market Value
November 13, 2014	$0.75
January 1, 2016	$1.10
May 1, 2017	$1.45
September 1, 2017	$6.65

Schedule of components of prepaid expenses and other current assets

		December 31,
(in thousands)	June 30, 2018	2017	2016
	(Unaudited)
Prepaid expenses	$2,617	$1,248	$769
Value‑added tax receivable, net	2,480	1,291	994
Vendor prepayments	1,154	1,391	1,117
Prepaid taxes and duties	2,049	946	413
Restricted cash	—	—	721
Other	63	97	103
	$8,363	$4,973	$4,117